UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21529

                         The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2018

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) total return of The Gabelli Utility & Income Trust (the “Fund”) was (5.8)%, compared with a total return of 0.3% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (9.7)%. The Fund’s NAV per share was $20.54, while the price of the publicly traded shares closed at $18.63 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(5.76)%	0.92%	4.86%	5.82%	5.35%	6.98%
Investment Total Return (c)	(9.75)	(2.21)	7.69	6.41	5.97	6.47
S&P 500 Utilities Index	0.32	3.41	11.69	10.57	6.64	9.93
Lipper Utility Fund Average	2.15	5.96	7.84	8.35	6.25	9.62
S&P 500 Index	2.65	14.37	11.93	13.42	10.17	8.72

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)   Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2018:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	28.7%
Telecommunications	10.9%
Cable and Satellite	7.8%
Food and Beverage	6.8%
Natural Gas Utilities	3.9%
Water	3.9%
Wireless Communications	3.8%
Electric Transmission and Distribution	3.8%
Financial Services	3.7%
Natural Gas Integrated	3.0%
Electronics	3.0%
U.S. Government Obligations	2.9%
Diversified Industrial	2.6%
Services	2.3%
Hotels and Gaming	2.1%
Oil	1.5%
Machinery	1.4%
Aerospace	1.4%

Natural Resources	1.4%
Entertainment	1.1%
Alternative Energy	0.9%
Consumer Products	0.6%
Health Care	0.5%
Transportation	0.5%
Business Services	0.4%
Environmental Services	0.3%
Specialty Chemicals	0.3%
Independent Power Producers and
Energy Traders	0.2%
Real Estate	0.2%
Automotive	0.1%
Automotive: Parts and Accessories	0.0%*
Building and Construction	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of May 23, 2018, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.1%
	ENERGY AND UTILITIES — 52.5%
	Alternative Energy — 0.9%
	U.S. Companies
13,000	NextEra Energy Partners LP	$293,930	$606,710
4,000	Ormat Technologies Inc	103,998	212,760

		397,928	819,470

	Diversified Industrial — 2.6%
	Non U.S. Companies
10,000	Bouygues SA	338,972	431,035
15,800	Jardine Matheson Holdings Ltd.	858,553	996,980
17,000	Jardine Strategic Holdings Ltd.	566,077	620,160

	U.S. Companies
5,000	Flowserve Corp.	220,467	202,000
17,000	General Electric Co.	269,621	231,370

		2,253,690	2,481,545

	Electric Transmission and Distribution — 3.8%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	30,772	57,962
28,000	Enel Chile SA, ADR	78,326	136,640
11,000	Fortis Inc.	336,284	351,592
20,000	Red Electrica Corp. SA	227,553	407,329
	U.S. Companies
2,400	Consolidated Edison Inc.	109,137	187,152
14,500	Twin Disc Inc.†	240,891	359,890
4,000	Unitil Corp.	175,048	204,160
28,000	WEC Energy Group Inc.	956,180	1,810,200

		2,154,191	3,514,925

	Energy and Utilities: Integrated — 28.7%
	Non U.S. Companies
140,000	A2A SpA	257,158	242,786
16,000	BP plc, ADR	584,047	730,560
11,000	Chubu Electric Power Co. Inc.	194,672	165,027
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	46,497
2,000	E.ON SE	20,087	21,380
11,500	E.ON SE, ADR	139,672	122,533
9,000	EDP - Energias de Portugal SA, ADR	241,083	358,830
10,000	Electric Power Development Co. Ltd.	252,321	258,321
5,500	Emera Inc.	152,289	179,059
8,500	Endesa SA	198,665	187,558
28,000	Enel Americas SA, ADR	88,325	246,680
72,000	Enel SpA	385,980	399,977
1,000	Eni SpA	20,630	18,575

Shares		Cost	Market Value
210,000	Hera SpA	$410,928	$654,786
12,000	Hokkaido Electric Power Co. Inc.	127,300	81,723
18,000	Hokuriku Electric Power Co.†	247,654	180,951
14,000	Huaneng Power International Inc., ADR	389,439	367,500
108,000	Iberdrola SA	575,485	835,436
34,000	Korea Electric Power Corp., ADR	392,916	487,560
22,000	Kyushu Electric Power Co. Inc.	297,967	245,604
10,000	Shikoku Electric Power Co. Inc.	171,759	133,857
12,000	The Chugoku Electric Power Co. Inc.	188,947	155,209
14,000	The Kansai Electric Power Co. Inc.	162,292	204,344
8,000	Tohoku Electric Power Co. Inc.	126,339	97,765
100	Uniper SE	1,124	2,983
2,000	Verbund AG	33,429	64,696

	U.S. Companies
2,000	ALLETE Inc.	71,269	154,820
20,000	Ameren Corp.	772,768	1,217,000
27,500	American Electric Power Co. Inc.	1,205,778	1,904,375
2,500	Avangrid Inc.	121,522	132,325
4,500	Avista Corp.	135,406	236,970
2,800	Black Hills Corp.	69,520	171,388
9,000	Dominion Energy Inc.	360,305	613,620
10,000	Duke Energy Corp.	435,624	790,800
3,600	El Paso Electric Co.	69,384	212,760
5,000	Evergy Inc.	117,308	280,750
25,000	Eversource Energy	647,244	1,465,250
16,000	Hawaiian Electric Industries Inc.	394,905	548,800
13,000	MGE Energy Inc.	283,530	819,650
6,000	NextEra Energy Inc.	306,925	1,002,180
38,000	NiSource Inc.	298,526	998,640
11,000	NorthWestern Corp.	321,444	629,750
39,000	OGE Energy Corp.	481,891	1,373,190
16,000	Otter Tail Corp.	396,674	761,600
1,000	PG&E Corp.	33,930	42,560
14,000	Pinnacle West Capital Corp.	674,487	1,127,840
7,000	PPL Corp.	197,367	199,850
29,000	Public Service Enterprise Group Inc.	965,990	1,570,060
13,000	SCANA Corp.	463,310	500,760
105,000	The AES Corp.	1,077,520	1,408,050
20,000	The Southern Co.	592,896	926,200
8,000	Vectren Corp.	192,111	571,600
18,000	Xcel Energy Inc.	307,151	822,240

		16,714,903	26,973,225

	Natural Gas Integrated — 3.0%
	Non U.S. Companies
80,000	Snam SpA	288,733	334,085

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
	U.S. Companies
4,000	Anadarko Petroleum Corp.	$177,419	$293,000
2,000	Apache Corp.	85,676	93,500
1,000	Energen Corp.†	30,935	72,820
11,000	Kinder Morgan Inc.	199,173	194,370
30,000	National Fuel Gas Co.	1,240,272	1,588,800
4,000	ONEOK Inc.	45,265	279,320

		2,067,473	2,855,895

	Natural Gas Utilities — 3.9%
	Non U.S. Companies
1,500	Enagas SA	37,053	43,863
1,890	Engie	49,337	28,980
9,954	Engie, ADR	302,490	152,446
16,000	Italgas SpA	72,388	88,230
38,000	National Grid plc	561,247	420,461
18,000	National Grid plc, ADR	1,116,229	1,005,300

	U.S. Companies
8,000	Atmos Energy Corp.	263,237	721,120
2,200	Chesapeake Utilities Corp.	42,493	175,890
1,000	ONE Gas Inc.	6,172	74,740
11,000	Southwest Gas Holdings Inc.	419,682	838,970
2,000	Spire Inc.	70,415	141,300

		2,940,743	3,691,300

	Natural Resources — 1.4%
	Non U.S. Companies
6,000	Cameco Corp.	58,039	67,500

	U.S. Companies
22,000	California Resources Corp.†	239,216	999,680
10,000	CNX Resources Corp.†	118,369	177,800
1,000	CONSOL Energy Inc.†	17,615	38,350

		433,239	1,283,330

	Oil — 1.5%
	Non U.S. Companies
3,600	PetroChina Co. Ltd., ADR	253,612	274,572
10,000	Petroleo Brasileiro SA, ADR	104,830	100,300
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	623,070

	U.S. Companies
1,000	Chevron Corp.	60,050	126,430
1,000	ConocoPhillips	28,509	69,620
4,000	Devon Energy Corp.	119,654	175,840

		1,027,586	1,369,832

Shares		Cost	Market Value
	Services — 2.3%
	Non U.S. Companies
10,000	ABB Ltd., ADR	$123,092	$217,700
23,000	Enbridge Inc.	485,412	820,870
150,000	Weatherford International plc†	824,158	493,500

	U.S. Companies
10,000	AZZ Inc.	359,505	434,500
2,500	Halliburton Co.	84,700	112,650
1,400	National Oilwell Varco Inc.	40,391	60,760

		1,917,258	2,139,980

	Water — 3.9%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	60,554	64,500
80,000	Severn Trent plc	1,743,042	2,089,954
35,000	United Utilities Group plc	346,011	352,531

	U.S. Companies
10,000	Aqua America Inc.	119,790	351,800
5,400	California Water Service Group	76,295	210,330
4,000	Middlesex Water Co.	75,033	168,680
6,500	SJW Group	107,743	430,430

		2,528,468	3,668,225

	Environmental Services — 0.3%
	Non U.S. Companies
500	Suez	0	6,484
12,000	Veolia Environnement SA	184,423	256,870

		184,423	263,354

	Independent Power Producers and Energy Traders — 0.2%
	U.S. Companies
6,000	NRG Energy Inc.	139,387	184,200

	TOTAL ENERGY AND UTILITIES	32,759,289	49,245,281

	COMMUNICATIONS — 22.5%
	Cable and Satellite — 7.8%
	Non U.S. Companies
10,000	Cogeco Inc.	195,069	442,095
20,000	ITV plc	52,335	45,927
25,104	Liberty Global plc, Cl. A†	509,902	691,364
53,000	Liberty Global plc, Cl. C†	934,367	1,410,330
7,028	Liberty Latin America Ltd., Cl. A†.	170,795	134,375
15,018	Liberty Latin America Ltd., Cl. C†	371,179	291,049
42,000	Rogers Communications Inc., Cl. B	1,681,189	1,993,320
15,000	Sky plc	184,320	289,322

	U.S. Companies
400	Charter Communications Inc., Cl. A†	54,132	117,284

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	U.S. Companies (Continued)
20,000	Comcast Corp., Cl. A	$215,019	$656,200
30,000	DISH Network Corp., Cl. A†	611,215	1,008,300
6,000	EchoStar Corp., Cl. A†	150,819	266,400
168	Liberty Broadband Corp., Cl. B†	8,321	12,921

		5,138,662	7,358,887

	Telecommunications — 10.9%
	Non U.S. Companies
24,000	BCE Inc.	539,682	971,760
30,000	BT Group plc, ADR	490,053	433,800
36,000	Deutsche Telekom AG, ADR	584,350	555,660
128,255	Global Telecom Holding SAE†	78,433	33,766
500,000	Koninklijke KPN NV	1,474,758	1,360,489
5,000	Orange SA, ADR	59,301	83,350
29,651	Orascom Telecom Media and Technology Holding SAE, GDR	43,481	5,990
80,000	Pharol SGPS SA†	19,399	22,235
8,000	Proximus SA	178,511	180,402
1,200	Swisscom AG	384,765	537,049
1,000	Swisscom AG, ADR	43,980	44,590
20,000	Telecom Italia SpA†	19,045	14,887
9,000	Telefonica Brasil SA, ADR	151,115	106,830
39,300	Telefonica Deutschland Holding AG	212,007	154,940
45,000	Telefonica SA, ADR	610,923	383,850
70,000	Telekom Austria AG	606,149	583,667
17,000	Telenet Group Holding NV†	774,635	794,105
60,000	VEON Ltd., ADR	233,549	142,800

	U.S. Companies
22,000	AT&T Inc.	691,171	706,420
50,000	CenturyLink Inc.	1,008,579	932,000
3,000	Cincinnati Bell Inc.†	45,282	47,100
36,000	Sprint Corp.†	188,325	195,840
1,000	T-Mobile US Inc.†	22,694	59,750
37,000	Verizon Communications Inc.	1,511,037	1,861,470

		9,971,224	10,212,750

	Wireless Communications — 3.8%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	15,150	16,660
26,000	Millicom International Cellular SA, SDR	1,698,017	1,535,602
4,000	Mobile TeleSystems PJSC, ADR	54,874	35,320
2,000	SK Telecom Co. Ltd., ADR	40,399	46,640
14,000	Turkcell Iletisim Hizmetleri A/S, ADR	139,807	91,560

Shares		Cost	Market Value
63,000	Vodafone Group plc, ADR	$1,894,290	$1,531,530

	U.S. Companies
8,000	United States Cellular Corp.†	284,005	296,320

		4,126,542	3,553,632

	TOTAL COMMUNICATIONS	19,236,428	21,125,269

	OTHER — 22.1%
	Aerospace — 1.4%
	Non U.S. Companies
101,300	Rolls-Royce Holdings plc	830,752	1,321,130
7,192,300	Rolls-Royce Holdings plc, Cl. C†(a)	10,019	9,492

		840,771	1,330,622

	Automotive — 0.1%
	Non U.S. Companies
400	Ferrari NV	16,235	54,004

	Automotive: Parts and Accessories — 0.0%
	Non U.S. Companies
1,200	Linamar Corp.	51,331	52,768

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	25,414	41,410

	Business Services — 0.4%
	Non U.S. Companies
60,000	Sistema PJSC FC, GDR	281,412	163,680

	U.S. Companies
8,000	Diebold Nixdorf Inc.	115,874	95,600
2,500	Macquarie Infrastructure Corp.	100,525	105,500

		497,811	364,780

	Consumer Products — 0.6%
	Non U.S. Companies
23,000	Scandinavian Tobacco Group A/S	359,831	347,346
2,300	Swedish Match AB	80,905	113,938

	U.S. Companies
1,000	The Procter & Gamble Co.	79,734	78,060

		520,470	539,344

	Electronics — 3.0%
	Non U.S. Companies
55,000	Sony Corp., ADR	1,111,490	2,819,300

	Entertainment — 1.1%
	Non U.S. Companies
18,000	Grupo Televisa SAB, ADR	311,467	341,100

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Entertainment (Continued)
	Non U.S. Companies (Continued)
27,000	Vivendi SA	$698,156	$662,143

		1,009,623	1,003,243

	Financial Services — 3.7%
	Non U.S. Companies
8,000	Deutsche Bank AG	96,227	84,960
4,000	GAM Holding AG	38,059	55,337
10,000	Kinnevik AB, Cl. A	264,223	342,758
82,000	Resona Holdings Inc	421,319	438,903
12,500	XL Group Ltd.	695,335	699,375
	U.S. Companies
9,000	Bank of America Corp.	288,591	253,710
1,500	M&T Bank Corp.	167,637	255,225
10,000	The Bank of New York Mellon Corp.	398,640	539,300
600	The Goldman Sachs Group Inc.	96,127	132,342
6,000	The Hartford Financial Services Group Inc.	206,000	306,780
2,000	The PNC Financial Services Group Inc.	164,092	270,200
1,500	UGI Corp.	41,980	78,105

		2,878,230	3,456,995

	Food and Beverage — 6.8%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	553,941	714,228
3,000	Chr. Hansen Holding A/S	114,931	277,150
75,000	Davide Campari-Milano SpA	324,075	617,037
8,000	Diageo plc, ADR	904,647	1,152,080
6,000	Heineken NV	406,982	602,726
11,000	Nestlé SA	786,453	854,186
40,000	Parmalat SpA	130,438	134,998
3,000	Pernod Ricard SA	345,918	490,126
1,000	Yakult Honsha Co. Ltd.	51,696	66,838

	U.S. Companies
30,000	Cott Corp.	204,192	496,500
2,500	General Mills Inc.	119,253	110,650
400	International Flavors & Fragrances Inc.	39,682	49,584
7,500	McCormick & Co. Inc., Non-Voting	529,174	870,675

		4,511,382	6,436,778

	Health Care — 0.5%
	U.S. Companies
3,500	Johnson & Johnson	340,466	424,690

Shares		Cost	Market Value
5,000	Owens & Minor Inc.	$97,643	$83,550

		438,109	508,240

	Hotels and Gaming — 2.1%
	Non U.S. Companies
115,000	Genting Singapore Ltd.	118,736	102,972
340,000	Mandarin Oriental International Ltd.	560,861	792,200
330,000	The Hongkong & Shanghai Hotels Ltd.	395,985	471,092

	U.S. Companies
7,200	Ryman Hospitality Properties Inc., REIT	333,563	598,680

		1,409,145	1,964,944

	Machinery — 1.4%
	Non U.S. Companies
90,000	CNH Industrial NV	742,565	947,700

	U.S. Companies
6,000	Xylem Inc	173,899	404,280

		916,464	1,351,980

	Real Estate — 0.2%
	U.S. Companies
4,000	Brookfield Asset Management Inc., Cl. A	41,894	162,160

	Specialty Chemicals — 0.3%
	U.S. Companies
8,000	Axalta Coating Systems Ltd.†	233,234	242,480

	Transportation — 0.5%
	U.S. Companies
6,000	GATX Corp.	225,750	445,380

	TOTAL OTHER	14,727,353	20,774,428

	TOTAL COMMON STOCKS	66,723,070	91,144,978

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(b)	32,855	33,480

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.9%
$2,750,000	U.S. Treasury Bills, 1.847% to 2.005%††, 08/30/18 to 10/25/18(c)	$2,734,920	$2,735,357

TOTAL INVESTMENTS — 100.0%		$69,490,845	93,913,815

Other Assets and Liabilities (Net)			(7,122,324)

PREFERRED STOCK
(47,174 preferred shares outstanding)			(2,358,700)

NET ASSETS — COMMON SHARES
(4,111,297 common shares outstanding)			$84,432,791

NET ASSET VALUE PER COMMON SHARE
($84,432,791 ÷ 4,111,297 shares outstanding)			$20.54

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $33,480 or 0.04% of total investments.

(c)	At June 30, 2018, $750,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	49.6%	$46,552,323
Europe	32.5	30,534,623
Canada	6.0	5,595,586
Latin America	2.3	2,137,509
Japan	5.1	4,847,843
Asia/Pacific	4.5	4,206,174
Africa/Middle East	0.0*	39,756

Total Investments	100.0%	$93,913,815

*	Amount represents less than 0.05%.

As of June 30, 2018, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Rolls-Royce Holdings plc, Cl. C	Rolls-Royce Holdings plc, Cl. C	The Goldman Sachs Group, Inc.	1 month	06/28/2019	$4,615	$70	—	$70

								$70

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $69,490,845)	$93,913,815
Receivable for investments sold	8,319,855
Dividends receivable	525,418
Deferred offering expense	90,479
Prepaid expenses	1,161
Unrealized appreciation on swap contracts	70

Total Assets	102,850,798

Liabilities:
Foreign currency overdraft, at value (cost $380,616)	382,065
Payable to custodian	14,509,000
Distributions payable	1,245
Payable for investments purchased	1,008,723
Payable for payroll expenses	39,981
Payable for investment advisory fees	52,690
Payable for accounting fees	11,250
Other accrued expenses	54,353

Total Liabilities	16,059,307

Preferred Shares:
Series A Cumulative Preferred Shares ($50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 47,174 shares issued and outstanding)	2,358,700

Net Assets Attributable to Common Shareholders	$84,432,791

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$59,399,238
Undistributed net investment income	58,966
Accumulated net realized gain on investments, swaps contracts, and foreign currency transactions	543,313
Net unrealized appreciation on investments	24,422,970
Net unrealized appreciation on swap contracts	70
Net unrealized appreciation on foreign currency translations	8,234

Net Assets	$84,432,791

Net Asset Value per Common Share:
($84,432,791 ÷ 4,111,297 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$20.54

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $120,966)	$2,096,466
Interest	137,789

Total Investment Income	2,234,255

Expenses:
Investment advisory fees	339,853
Payroll expenses	64,446
Shareholder communications expenses	37,010
Legal and audit fees	36,063
Trustees’ fees	25,942
Accounting fees	22,500
Custodian fees.	16,709
Shareholder services fees	14,550
Interest expense	40
Miscellaneous expenses	32,757

Total Expenses	589,870

Less:
Expenses paid indirectly by broker (See Note 3)	(972)

Net Expenses	588,898

Net Investment Income	1,645,357

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	970,134
Net realized gain on swap contracts	49,226
Net realized loss on foreign currency transactions	(903)

Net realized gain on investments, swap contracts, and foreign currency transactions	1,018,457

Net change in unrealized appreciation/depreciation:
on investments	(7,034,701)
on swap contracts	(18,139)
on foreign currency translations	8,667

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	(7,044,173)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(6,025,716)

Net Decrease in Net Assets Resulting from Operations	(4,380,359)

Total Distributions to Preferred Stock Shareholders	(948,946)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(5,329,305)

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders 2017

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$ 1,645,357	$ 2,556,748
Net realized gain on investments, swap contracts, forward foreign exchange contracts, and foreign currency transactions	1,018,457	4,325,115
Net change in unrealized appreciation/depreciation on investments, swap contracts, forward foreign exchange contracts, and foreign currency translations	(7,044,173)	10,687,614

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,380,359)	17,569,477

Distributions to Preferred Shareholders:
Net investment income	(948,946)*	(719,899)
Net realized gain	—	(1,229,657)

Total Distributions to Preferred Shareholders.	(948,946)	(1,949,556)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(5,329,305)	15,619,921

Distributions to Common Shareholders:
Net investment income	(592,027)*	(1,820,482)
Net realized gain	—	(3,113,074)
Return of capital	(1,874,751)*	—

Total Distributions to Common Shareholders	(2,466,778)	(4,933,556)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(7,796,083)	10,686,365

Net Assets Attributable to Common Shareholders:
Beginning of year	92,228,874	81,542,509

End of period (including undistributed net investment income of $58,966 and $0, respectively)	$84,432,791	$92,228,874

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31,
		2017	2016	2015		2014		2013

Operating Performance:
Net asset value, beginning of year	$22.43	$19.83	$19.57	$21.93		$22.36		$20.44

Net investment income	0.40	0.62	0.78	0.60		0.86		0.44
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	(1.46)	3.65	1.11	(1.39)		0.47		4.13

Total from investment operations	(1.06)	4.27	1.89	(0.79)		1.33		4.57

Distributions to Preferred Shareholders: (a)
Net investment income	(0.23)*	(0.18)	(0.24)	(0.25)		(0.30)		(0.29)
Net realized gain	—	(0.29)	(0.19)	(0.12)		(0.26)		(0.17)

Total distributions to preferred shareholders	(0.23)	(0.47)	(0.43)	(0.37)		(0.56)		(0.46)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(1.29)	3.80	1.46	(1.16)		0.77		4.11

Distributions to Common Shareholders:
Net investment income	(0.14)*	(0.44)	(0.59)	(0.22)		(0.39)		(0.25)
Net realized gain	—	(0.76)	(0.49)	(0.11)		(0.33)		(0.15)
Return of capital	(0.46)*	—	(0.12)	(0.87)		(0.48)		(0.80)

Total distributions to common shareholders	(0.60)	(1.20)	(1.20)	(1.20)		(1.20)		(1.20)

Fund Share Transactions:
Increase in net asset value from common share transactions	—	—	—	—		—		0.01
Decrease in net asset value from common shares issued in rights offering	—	—	—	—		—		(0.88)
Increase/(Decrease) in net asset value from repurchase of common shares	—	—	—	0.00	(b)	(0.00	)(b)	—
Net decrease from costs charged to repurchase of common shares	—	—	—	(0.00	)(b)	—		—
Offering expenses charged to paid-in capital	—	—	—	—		(0.00	)(b)	(0.12)

Total Fund share transactions	—	—	—	0.00	(b)	(0.00	)(b)	(0.99)

Net Asset Value Attributable to Common Shareholders, End of Period	$20.54	$22.43	$19.83	$19.57		$21.93		$22.36

NAV total return †	(5.76)%	19.59%	7.53%	(5.52)%		3.53%		21.54%

Market value, end of period	$18.63	$21.30	$16.80	$16.70		$19.43		$20.04

Investment total return ††	(9.75)%	34.83%	7.81%	(8.16)%		2.98%		7.32%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015		2014	2013
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$ 86,791		$143,533		$132,847		$131,749		$141,789	$143,724
Net assets attributable to common shares, end of period (in 000’s)	$ 84,433		$ 92,229		$ 81,543		$ 80,445		$ 90,167	$ 92,103
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.83	%(c)	2.88%		3.83%		2.81%		3.85%	2.40%
Ratio of operating expenses to average net assets attributable to common shares(d)	1.37	%(c)(e)	1.34	%(e)	1.39	%(e)(f)	1.41	%(e)	1.39%	1.22%
Portfolio turnover rate	4.6%		9.2%		21.8%		14.2%		26.6%	28.2%
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$ 2,359		$ 51,304		$ 51,304		$ 51,304		$ 51,621	$ 51,621
Total shares outstanding (in 000’s)	47		1,026		1,026		1,026		1,032	1,032
Liquidation preference per share	$ 50.00		$ 50.00		$ 50.00		$ 50.00		$ 50.00	$ 50.00
Average market value(g)	$ 50.13		$ 50.90		$ 51.17		$ 50.49		$ 50.55	$ 50.88
Asset coverage per share	$1,839.82		$ 139.88		$ 129.47		$ 128.40		$ 137.34	$ 139.21
Asset coverage	3,680%		280%		259%		257%		275%	278%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014, and 2013 would have been 0.87%, 0.85%, 0.86%, 0.89%, 0.89%, and 0.74%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

During the year ended December 31, 2016, the fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement been included in 2016, the expense ratios would have been 1.18% attributable to common shares and 0.73% including liquidation value of preferred shares.

(g)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES (a)	$49,245,281	—	—	$49,245,281
COMMUNICATIONS
Cable and Satellite	7,345,966	$ 12,921	—	7,358,887
Other Industries (a)	13,766,382	—	—	13,766,382
OTHER
Aerospace	1,321,130	—	$9,492	1,330,622
Other Industries (a)	19,443,806	—		19,443,806
Total Common Stocks	91,122,565	12,921	9,492	91,144,978
Warrants (a)	—	33,480	—	33,480
U.S. Government Obligations	—	2,735,357	—	2,735,357
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$91,122,565	$2,781,758	$9,492	$93,913,815
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	$ 70	—	$ 70
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$ 70	—	$ 70

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. Equity contract for difference swap agreements held at June 30, 2018 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2018 had an average monthly notional amount of approximately $510,870.

As of June 30, 2018, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2018, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts outstanding at June 30, 2018.

At June 30, 2018, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Equity Contract for Difference Swap Agreements	$70	—	$70

The following table presents the Fund’s derivative assets by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2018:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$70	—	—	$70

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2018, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distributions sourced to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders of the Fund’s Series A Preferred Shares are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gains)	$1,820,482	$719,899
Net long term capital gains	3,113,074	1,229,657

Total distributions paid	$4,933,556	$1,949,556

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivative instruments	$69,726,032	$27,409,102	$(3,221,249)	$24,187,853

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2018, the Fund paid $21,107 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $972.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2018, the Fund accrued $64,446 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $5,304,682 and $32,122,222, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2018 and December 31, 2017, the Fund did not repurchase and retire any shares in the open market.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Fund has an effective shelf registration authorizing the offering of an additional $150 million of common or preferred shares. As of June 30, 2018, the Fund has $150 million available for issuance under the current shelf registration.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus any accumulated and unpaid dividends. During the six months ended June 30, 2018, 978,908 Series A Preferred were put back to the Fund at a liquidation value of $48,945,400. At June 30, 2018, 47,174 Series A Preferred were outstanding and accrued dividends amounted to $1,245.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 14, 2018 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2018 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello as Trustee of the Fund. A total of 4,416,230 votes were cast in favor of this Trustee and a total of 282,947 votes were withheld for this Trustee.

In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 824,555 votes were cast in favor of this Trustee and a total of 73,117 votes were withheld for this Trustee.

Vincent D. Enright, Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

Effective May 16, 2018, Anthony J. Colavita resigned from the Board and Leslie F. Foley was appointed to the Board.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 16, 2018, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, and five year periods as of March 31, 2018 against a peer group of utility and infrastructure funds selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). The Independent Board Members noted that the Fund’s performance was in the second, third and fourth quartiles for the one-, three- and five-year periods, respectively, for the Adviser Peer Group, and was in the fourth, third and fourth quartiles for the one-, three- and five-year periods, respectively, for the Lipper Peer Group. The Independent Board Members noted the Fund’s improvement in performance in the one-year period, as compared to the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found such profitability to be reasonable. The Board also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was below average and the Fund’s size was below average within the applicable peer groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment management fee was below the average.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services and a reasonable performance record within its conservative stance.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board. Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Utility & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Utility & Income Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE American or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 505000, Louisville, KY 40233 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Leslie F. Foley

Attorney

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Adam E. Tokar

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2018 through 01/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #2 02/01/2018 through 02/28/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #3 03/01/2018 through 03/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #4 04/01/2018 through 04/30/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #5 05/01/2018 through 05/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #6 06/01/2018 through 06/30/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 47,174
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $50.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli Global Utility & Income Trust

By (Signature and Title)*      /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

By (Signature and Title)*      /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date    8/27/2018

* Print the name and title of each signing officer under his or her signature.